Segment reporting - Segments (Details) € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) segment	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Segment reporting
Number of reportable segments | segment	2
Revenues	€ 27,832	€ 24,826	€ 21,567
Cost of sales	(19,646)	(16,876)	(14,812)
Gross profit	€ 8,186	€ 7,950	€ 6,755
Gross profit margin (as a percent)	29.40%	32.00%	31.30%
Operating Expenses	€ (21,424)	€ (19,146)	€ (18,723)
Other operating expenses	(2,591)	(618)	(2,799)
Other operating income	10,447	2,970	1,603
Operating loss	(5,382)	(8,844)	(13,164)
Finance costs	(6,749)	(2,601)	(2,589)
Finance income	620	924	184
Financial result	(6,129)	(1,677)	(2,405)
Loss before income taxes	(11,511)	(10,521)	(15,569)
Income tax income (expense)	102	(65)	88
Net loss	(11,409)	(10,586)	(15,481)
Systems
Segment reporting
Revenues	15,828	15,728	12,556
Cost of sales	(11,896)	(10,477)	(8,115)
Gross profit	€ 3,932	€ 5,251	€ 4,441
Gross profit margin (as a percent)	24.80%	33.40%	35.40%
Sale of used printers	€ 1,009	€ 2,601	€ 2,328
Services
Segment reporting
Revenues	12,004	9,098	9,011
Cost of sales	(7,750)	(6,399)	(6,697)
Gross profit	€ 4,254	€ 2,699	€ 2,314
Gross profit margin (as a percent)	35.40%	29.70%	25.70%
Operating segments
Segment reporting
Revenues	€ 27,832	€ 24,826	€ 21,567
Operating segments | Systems
Segment reporting
Revenues	16,576	17,700	13,159
Operating segments | Services
Segment reporting
Revenues	12,004	9,098	9,011
Operating segments | Consolidation
Segment reporting
Revenues	(748)	(1,972)	(603)
Inter-segment | Systems
Segment reporting
Revenues	(748)	(1,972)	603
Inter-segment | Consolidation
Segment reporting
Revenues	€ (748)	€ (1,972)	€ (603)